Condensed Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Percentage of series A cumulative convertible preferred stock subject to possible redemption	12.00%	12.00%	[1]

[1]	Recast